Defined benefit plans (Detail 5.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Curtailments	$ (3)	$ (13)	$ (49)
Net periodic expenses recognized in net profit	259	256	$ 280
Major defined benefit plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	241	244
Interest expense related to defined benefit obligation	457	297
Interest income related to plan assets	(568)	(376)
Interest expense on asset ceiling effect	102	77
Administration expenses, taxes and premiums paid	12	11
Past service cost related to plan amendments	0	0
Curtailments	(3)	(13)
Net periodic expenses recognized in net profit	241	239
Swiss defined benefit plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	236	240
Interest expense related to defined benefit obligation	287	195
Interest income related to plan assets	(393)	(274)
Interest expense on asset ceiling effect	102	77
Administration expenses, taxes and premiums paid	8	7
Past service cost related to plan amendments	0	0
Curtailments	(3)	(13)
Net periodic expenses recognized in net profit	236	230
UK defined benefit plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	0	0
Interest expense related to defined benefit obligation	109	67
Interest income related to plan assets	(126)	(70)
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	0	0
Past service cost related to plan amendments	0	0
Curtailments	0	0
Net periodic expenses recognized in net profit	(17)	(3)
US and German defined benefit plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	5	5
Interest expense related to defined benefit obligation	61	35
Interest income related to plan assets	(48)	(31)
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	4	3
Past service cost related to plan amendments	0	0
Curtailments	0	0
Net periodic expenses recognized in net profit	22	12
Remaining plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit	$ 19	$ 17